Income tax - Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Disclosure Of Income Tax [Abstract]
Current tax income	£ 1,286	£ 3,767		£ 4,245
Adjustments in respect of prior years	506	(5)		(9)
Total current tax	1,792	3,762		4,236
Total deferred tax	704	0		100
Total tax	£ 2,496	£ 3,762	[1]	£ 4,336

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’